Submission	Oct. 17, 2025
Submission [Line Items]
Central Index Key	0002079720
Registrant Name	BUDA JUICE, LLC
Registration File Number	333-289874
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A